Borrowings - Stated Maturities and Maturities to Call Dates (Parenthetical) (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2013
Debt Disclosure [Abstract]
On-balance sheet securitization trust debt included in projected principal paydowns in 2014	$ 14.4
Aggregate principal amount of debt maturing in 2014	14.5
Aggregate principal amount of debt maturing in 2015	14.4
Aggregate principal amount of debt maturing in 2016	12.5
Aggregate principal amount of debt maturing in 2017	12.6
Aggregate principal amount of debt maturing in 2018	11.9
Aggregate principal amount of debt maturing in 2019 and after	$ 69.6